SEGMENT INFORMATION - Group's reporting segments (Details) - USD ($)	3 Months Ended		6 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Revenues
Sale of goods and services	$ 62,272,547	$ 62,452,761	$ 98,502,367	$ 92,058,506
Royalties			1,216,161	518,933
Initial recognition and changes in the fair value of biological assets	719,343		719,343
Grants	2,398	6,481	24,236	12,960
Total revenue			99,245,946	92,071,466
Cost of sales	$ 32,962,728	$ 33,153,669	53,307,802	47,652,679
Gross margin per segment			$ 45,938,144	$ 44,418,787
Gross margin and total revenue (as a percent)			46.00%	48.00%
Seed and integrated products
Revenues
Royalties			$ 1,216,161	$ 518,933
Grants			24,236	12,960
Total revenue			19,432,060	19,494,529
Cost of sales			7,257,723	6,285,219
Gross margin per segment			$ 12,174,337	$ 13,209,310
Gross margin and total revenue (as a percent)			63.00%	68.00%
Crop protection
Revenues
Initial recognition and changes in the fair value of biological assets			$ 719,343
Total revenue			51,095,406	$ 46,435,705
Cost of sales			28,626,084	26,078,960
Gross margin per segment			$ 22,469,322	$ 20,356,745
Gross margin and total revenue (as a percent)			44.00%	44.00%
Crop nutrition
Revenues
Total revenue			$ 28,718,480	$ 26,141,232
Cost of sales			17,423,995	15,288,500
Gross margin per segment			$ 11,294,485	$ 10,852,732
Gross margin and total revenue (as a percent)			39.00%	42.00%
Sale of goods and services
Revenues
Sale of goods and services			$ 97,286,206	$ 91,539,573
Sale of goods and services | Seed and integrated products
Revenues
Sale of goods and services			18,191,663	18,962,636
Sale of goods and services | Crop protection
Revenues
Sale of goods and services			50,376,063	46,435,705
Sale of goods and services | Crop nutrition
Revenues
Sale of goods and services			$ 28,718,480	$ 26,141,232